Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Book to tax depreciation differences	$ 773	$ 545
Accrued expenses and reserves	1,254	1,415
Stock compensation	274	267
Intercompany interest	1,010
Net operating loss carryforwards	57,825	50,158
Operating lease liabilities	340
Other	165	165
Total deferred tax assets	61,641	52,550
Valuation allowance	61,031	52,314
Total deferred tax assets, net	610	236
Deferred tax liabilities:
Operating lease right of use assets	(338)
Prepaid expenses	(272)	(236)
Total deferred tax liabilities, net	(610)	(236)
Total deferred tax assets (liabilities), net	0	0
Southern Airways Corporation
Deferred tax assets:
Net operating loss carryforwards	4,680	2,629
Other	0	9
Total deferred tax assets	10,568	3,984
Valuation allowance	(3,273)	(1,861)
Total deferred tax assets, net	7,295	2,123
Capital loss carryforward	133	142
Amortization of intangibles	385	429
Accrued liabilities	244	214
Deferred revenue	227	166
Deferred rent	0	395
Lease liabilities	4,288	0
Interest carryforward	456	0
Contributions carryforward	109	0
Investment in Marianas	46	0
Deferred tax liabilities:
Total deferred tax assets (liabilities), net	0	0
Right-of-use assets	(4,027)	0
Book/tax depreciation differences	(3,268)	(2,123)
Total deferred tax liabilities	$ (7,295)	$ (2,123)